Note 35 - Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as Cash Flow Hedges [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 49	€ 79
Liabilities	43	0
Nominal amount	7,451	6,171
Fair value changes used for hedge effectiveness	€ (75)	€ (14)